Lines Of Credit (Additional Information) (Detail)			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Td Bank N. [Member] USD ($)	Dec. 31, 2012 Td Bank N. [Member] USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,100,000	€ 800,000	$ 5,000,000
Line of Credit Facility, Interest Rate Description			Interest is payable monthly and is determined based on (i) the Prime Rate, plus 3%
Line of Credit Facility, Interest Rate During Period			6.25%
Line of Credit Facility, Amount Outstanding			1,600,000	0
Line Of Credit Facility Borrowing Availability	$ 840,000